AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 16, 2012.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 366	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 367	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLp
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on December 16, 2012 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 366 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating December 16, 2012 as the new effective date for Post-Effective Amendment No. 206 to the Trust’s Registration Statement, which was filed on March 24, 2011 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 212, 219, 224, 231, 238, 246, 255, 264, 272, 281, 290, 299, 307, 314, 321, 326, 331, 341, 346, 351 and 359 to the Trust’s Registration Statement filed on April 21, 2011, May 20, 2011, June 17, 2011, July 14, 2011, August 12, 2011, September 9, 2011, October 7, 2011, November 4, 2011, November 18, 2011, December 16, 2011, January 13, 2012, February 10, 2012, March 9, 2012, April 6, 2012, May 4, 2012, June 1, 2012, June 29, 2012, July 27, 2012, August 24, 2012, September 21, 2012 and October 19, 2012, respectively.  This Amendment relates solely to PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® High Volatility Portfolio and PowerShares S&P 500® Low Beta Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 206 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 302 to the Trust’s Registration Statement, filed on February 28, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 16th day of November, 2012.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	November 16, 2012
Andrew Schlossberg

/s/ Sheri Morris	Treasurer	November 16, 2012
Sheri Morris

/s/ Anna Paglia	Secretary	November 16, 2012
Anna Paglia

*/s/ H. Bruce Bond	Trustee	November 16, 2012
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	November 16, 2012
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	November 16, 2012
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	November 16, 2012
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	November 16, 2012
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	November 16, 2012
Philip M. Nussbaum

*/s/ Donald H. Wilson	Chairman and Trustee	November 16, 2012
Donald H. Wilson

*By: /s/ Anna Paglia		November 16, 2012
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 227 to the Trust’s Registration Statement and incorporated by reference herein.